CONSOLIDATED STATEMENT OF EQUITY (Parentheticals)	12 Months Ended
	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2015 € / shares
Common stock - Number of shares	9,147,151,527
Common stock - Par value per share | € / shares	€ 0.3
Treasury stock - Number of shares	2,410,995
Par value of ordinary shares distributed | € / shares	€ 0.3	€ 0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3
Common stock - Number of shares	9,147,151,527	9,147,151,527
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3
Treasury stock - Number of shares	503,772	2,410,995
Common Stock
Common stock - Number of shares	9,147,151,527	9,147,151,527	3,533,149,631
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3
Issuance of common stock - Number of shares			7,307,907,231
Par value of ordinary shares distributed | € / shares	0.3	0.3	€ 0.3	€ 0.3
Stock split convertion rate			0.07
Reduction of par value per share after reverse split new price | € / shares				0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3	€ 0.3	0.3
Issuance through convertion of preference shares			1,603,700,987
Issuance through convertion of preference shares - Par value | € / shares				0.3
Common stock - Number of shares	9,147,151,527	9,147,151,527	9,147,151,527
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3
Preferred Stock | Preferred Stock
Preferred stock - Number of shares			12,639,831
Preferred stock - Par value per share | € / shares			€ 0.3
Convertion to common stock			12,639,831
Convertion to common stock - Par value | € / shares				0.3
Issuance of preferred stock - Par value per share | € / shares			€ 0.3
Preferred Stock | Greek State Preferred Stock
Preferred stock - Number of shares			270,000,000
Preferred stock - Par value per share | € / shares			€ 5
Convertion to common stock			270,000,000
Convertion to common stock - Par value | € / shares				€ 5
Issuance of preferred stock - Par value per share | € / shares			€ 5
Additional Paid In Capital
Issuance of common stock - Number of shares			8,911,608,218
Treasury Stock
Treasury stock - Number of shares	2,410,995	2,001,463	1,076
Treasury stock - Sales	(117,676,003)	(149,689,971)	(65,824,717)
Treasury stock - Purchases	115,768,780	150,099,503	67,825,104
Treasury stock - Number of shares	503,772	2,410,995	2,001,463